K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.

April 24, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AXA Premier VIP Trust – Post-Effective Amendment No. 52 to the Registration
Statement on Form N-1A (File Nos. 333-70754 and 811-10509)

Ladies and Gentlemen:

On behalf of AXA Premier VIP Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 52 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A. This transmission includes a conformed signature page for the Trust, the manually signed originals of which are maintained at the office of the Trust.

The Trust is filing the Post-Effective Amendment to respond to comments received on February 24, 2015 from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post Effective Amendment 50 to the Trust’s Registration Statement (“PEA 50”), which was filed with the SEC on January 12, 2015 to add a new series to the Trust, the Target 2055 Allocation Portfolio, and to include exhibits and other information not included in PEA 50. The Trust also is filing the Post-Effective Amendment to update the Trust’s financial statements and other information, make certain non-material changes to the Trust’s Registration Statement, and make other clarifying, updating and stylistic changes.

With the exception of the Summary Prospectus for the Target 2055 Allocation Portfolio, the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 48 to the Trust’s Registration Statement, which was filed with the SEC on April 30, 2014. The Summary Prospectus for the Target 2055 Allocation Portfolio in the Post-Effective Amendment is marked to show changes from PEA 50.

The Post-Effective Amendment will become effective on April 30, 2015, in accordance with Rule 485(b) under the 1933 Act.

April 24, 2015

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
Michael Weiner, Esq.
AXA Equitable Funds Management Group LLC